Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Income Taxes [Abstract]
U.S. federal net operating loss carryovers					$ 0	$ 1,637	$ 1,637
Valuation allowance					$ 282,899	$ 789	$ 789
Statutory tax rate percentage	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%